Average Annual Total Returns{- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Investor PRO-11 - Strategic Income Portfolio	VIP Strategic Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Strategic Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Strategic Income Portfolio-Investor VIP Return Before Taxes Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years	F0097 Past 1 year	F0097 Past 5 years	F0097 Past 10 years
Total	7.51%	6.24%	4.79%	7.58%	4.87%	4.16%	6.63%	6.26%	4.96%